State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

May 11, 2005

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, DC 20549

Attention:    Office of Filings, Information & Consumer Services

RE:	Munder Series Trust (the “Trust”) File Nos. 333-102943, 811-21294
Post-Effective Amendment No. 10

Ladies and Gentlemen:

Pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended, submitted for filing via EDGAR on behalf of the above-referenced Registrant, is Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The cover page of the attached Amendment designates that the Amendment shall be effective seventy five (75) days after filing.

The Amendment is being filed under paragraph (a)(2) of Rule 485 for the purpose of adding a new series to the Trust, namely the Munder Small-Mid Cap Fund (the “New Fund”).

Selective Review Requested

The Trust requests selective review of the sections of the attached Amendment that contain disclosure regarding the New Fund. The New Fund is described using disclosure that is “not substantially different” from the disclosure used to describe the previously registered series of the Trust, except for Item 2 - Risk/Return Summary: Investment, Risks and Performance and Item 4 – Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings of Form N-1A. Disclosure concerning the Trust was last reviewed by the SEC staff in connection with Post-Effective Amendment No. 8 filed on February 28, 2005.

If you should have any questions relating to the filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
Vice President and Counsel

Enclosures

cc:	M. West
J. Kanter